Discontinued Operations and Assets and Liabilities Held For Sale - American Medical Systems (Narrative) (Details) - USD ($)			12 Months Ended
	Dec. 11, 2015	Aug. 03, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business and other assets, net			$ 223,237,000	$ 10,870,000	$ 1,588,779,000
Less: reclassification adjustments for loss realized in net loss			112,926,000	0	25,715,000
Purchases of property, plant and equipment			125,654,000	138,856,000	81,774,000
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business and other assets, net		$ 1,600,000,000
Asset impairment charges				21,300,000
Less: reclassification adjustments for loss realized in net loss					25,700,000
Tax (expense) benefit from (gain) loss on disposal					161,800,000
Discontinued Operations, Disposed of by Sale | AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges			0	21,328,000	230,703,000
Gain on sale of business			0	0	13,550,000
Income tax benefit			13,704,000	0	157,418,000
Net loss			802,722,000	123,164,000	1,194,926,000
Purchases of property, plant and equipment				100,000	2,700,000
Depreciation and amortization			$ 0	$ 0	$ 11,600,000
Series B Preferred Stock | AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected proceeds from issuance of preferred stock		$ 60,000,000
Expected shares to be issued		60,000
Payment for redeemable preferred stock	$ 61,600,000